Borrowings - Schedule of non current loans repayable (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total	$ 2,528	$ 2,635
Due in one to two years
Disclosure of detailed information about borrowings [line items]
Total	250	0
Due in two to three years
Disclosure of detailed information about borrowings [line items]
Total	55	250
Due in three to four years
Disclosure of detailed information about borrowings [line items]
Total	150	150
Due in four to five years
Disclosure of detailed information about borrowings [line items]
Total	400	150
Due in over five years
Disclosure of detailed information about borrowings [line items]
Total	$ 1,673	$ 2,085